Segment Information (Details) - Schedule of geographical segment - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 12,365	$ 9,168	$ 12,558
Property, plant and equipment, net:
Total property, plant and equipment, net	643	833
Hong Kong and China [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	2,105	1,554	2,186
Property, plant and equipment, net:
Total property, plant and equipment, net	128	98
Europe [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	8,761	7,269	9,790
Other Asian countries [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	76	37
North America [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	1,423	308	$ 582
Myanmar [Member]
Property, plant and equipment, net:
Total property, plant and equipment, net	$ 515	$ 735